S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 10.00
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.85
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.84
No Redemption [Member] | No Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.40)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	8.24
Net Tangible Book Value, Amount of Dilution, per Share	2.16
Net Tangible Book Value, Adjusted, per Share	$ 7.84
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 100,022,132
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	12,763,030
No Redemption [Member] | Full Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.35)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	8.20
Net Tangible Book Value, Amount of Dilution, per Share	2.15
Net Tangible Book Value, Adjusted, per Share	$ 7.85
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 115,146,332
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	14,659,780
No Redemption [Member] | Overallotment Liability [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (79,200)
No Redemption [Member] | Overallotment Liability [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,037,660	[1]
No Redemption [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,082,660	[1]
No Redemption [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
No Redemption [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
No Redemption [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $		[2]
No Redemption [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $		[2]
No Redemption [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
No Redemption [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
No Redemption [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(375,000)	[3]
No Redemption [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
No Redemption [Member] | Ordinary Shares Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000	[3]
No Redemption [Member] | Ordinary Shares Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000	[3]
No Redemption [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	263,030	[3]
No Redemption [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	284,780	[3]
No Redemption [Member] | Ordinary Shares Subject to Redemption [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
No Redemption [Member] | Ordinary Shares Subject to Redemption [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 1.36
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.64
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	1.52
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.48
Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.40)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	1.92
Net Tangible Book Value, Amount of Dilution, per Share	8.48
Net Tangible Book Value, Adjusted, per Share	$ 1.52
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 5,000,001
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,289,238
Redemption at 100 Percent of Maximum [Member] | Full Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.35)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	1.71
Net Tangible Book Value, Amount of Dilution, per Share	8.64
Net Tangible Book Value, Adjusted, per Share	$ 1.36
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 5,000,001
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,678,092
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (79,200)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,037,660	[1]
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,082,660	[1]
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 100 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(95,022,131)	[2]
Redemption at 100 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (110,146,331)	[2]
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(375,000)	[3]
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000	[3]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000	[3]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	263,030	[3]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	284,780	[3]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(9,473,792)	[3]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(10,981,688)	[3]
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 7.36
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.64
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.34
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.66
Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.40)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.74
Net Tangible Book Value, Amount of Dilution, per Share	2.66
Net Tangible Book Value, Adjusted, per Share	$ 7.34
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 76,337,652
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,394,582
Redemption at 25 Percent of Maximum [Member] | Full Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.35)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.71
Net Tangible Book Value, Amount of Dilution, per Share	2.64
Net Tangible Book Value, Adjusted, per Share	$ 7.36
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 87,692,112
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,914,358
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (79,200)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,037,660	[1]
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,082,660	[1]
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 25 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(23,684,480)	[2]
Redemption at 25 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (27,454,220)	[2]
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(375,000)	[3]
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000	[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000	[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	263,030	[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	284,780	[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(2,368,448)	[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(2,745,442)	[3]
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 6.57
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.43
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.56
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.44
Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.40)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.96
Net Tangible Book Value, Amount of Dilution, per Share	3.44
Net Tangible Book Value, Adjusted, per Share	$ 6.56
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 52,653,172
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,026,134
Redemption at 50 Percent of Maximum [Member] | Full Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.35)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.92
Net Tangible Book Value, Amount of Dilution, per Share	3.43
Net Tangible Book Value, Adjusted, per Share	$ 6.57
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 60,237,892
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,168,936
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (79,200)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,037,660	[1]
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,082,660	[1]
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 50 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(47,368,960)	[2]
Redemption at 50 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (54,908,440)	[2]
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(375,000)	[3]
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000	[3]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000	[3]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	263,030	[3]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	284,780	[3]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(4,736,896)	[3]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(5,490,844)	[3]
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 5.10
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.90
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.12
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.88
Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.40)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.52
Net Tangible Book Value, Amount of Dilution, per Share	4.88
Net Tangible Book Value, Adjusted, per Share	$ 5.12
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 28,968,692
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	5,657,686
Redemption at 75 Percent of Maximum [Member] | Full Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.35)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.45
Net Tangible Book Value, Amount of Dilution, per Share	4.90
Net Tangible Book Value, Adjusted, per Share	$ 5.10
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (1,011,714)
Net Tangible Book Value, Adjusted | $	$ 32,783,672
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	6,423,514
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (79,200)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,037,660	[1]
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Placement Units Net of Expenses [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,082,660	[1]
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	75,386
Redemption at 75 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | No Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(71,053,440)	[2]
Redemption at 75 Percent of Maximum [Member] | Proceeds Held in Trust Subject to Redemptions [Member] | Full Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (82,362,660)	[2]
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,875,000	[3]
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(375,000)	[3]
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares		[3]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000	[3]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000	[3]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	263,030	[3]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in the Placement Units Offered [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	284,780	[3]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | No Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(7,105,344)	[3]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member] | Full Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(8,236,266)	[3]

[1]	Expenses applied against gross proceeds include offering expenses of approximately $442,640. Of this amount, $1,150,000 shall be payable to R. F. Lafferty & Co., Inc. upon the closing of this offering (or up to $1,322,500 in the event to underwriter’s overallotment option is exercised in full). See “Use of Proceeds.”
[2]	Assuming that our net tangible assets will be at least $5,000,001 upon consummation of our initial business combination as a result of additional financing or that our amended and restated memorandum and articles of association is further amended to allow us to redeem our public shares in an amount that would cause our net tangible assets to be less than $5,000,001.
[3]	Assuming that shares underlying the warrants and rights are excluded from the calculation, but had these been included, these would be further dilutive and the offering price of $10 per share was not reduced for the value of rights, which is deemed de minimis.